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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                              ------------
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemnay Advisory Services Inc.
Address: 45 Rockefeller Plaza Suite 2100
         New York, NY 10111

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Kirby
Title:   Chief Operating Officer
Phone:   (212) 218-6970

Signature, Place, and Date of Signing:


  /s/ Robert J. Kirby               New York, NY                  02/14/2013
-------------------------    ---------------------------    --------------------
     [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                       -----------
Form 13F Information Table Entry Total:         15
                                       -----------
Form 13F Information Table Value Total:   $191,847
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
                                                                 ----------------
      Name of Issuer          Title of Class    CUSIP    Value   Shrs or Sh/ Put/ Investment  Other   Voting Authority
                                                                                                      ----------------
                                                        (x$1000) Prn Amt Prn Call Discretion Manager  Sole Shared None
---------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107    13770  136000 SH          SOLE              x
COCA COLA CO                 COM              191216100    13594  375000 SH          SOLE              x
COLGATE PALMOLIVE CO         COM              194162103    13695  131000 SH          SOLE              x
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W203    13920  331500 SH          SOLE              x
DU PONT E I DE NEMOURS & CO  COM              263534109    13738  305500 SH          SOLE              x
GENERAL ELECTRIC CO          COM              369604103    13832  659000 SH          SOLE              x
JOHNSON & JOHNSON            COM              478160104    13670  195000 SH          SOLE              x
KIMBERLY CLARK CORP          COM              494368103    13804  163500 SH          SOLE              x
KRAFT FOODS GROUP INC        COM              50076Q106     6760  148667 SH          SOLE              x
MONDELEZ INTL INC            CL A             609207105     6813  267500 SH          SOLE              x
PEPSICO INC                  COM              713448108    13549  198000 SH          SOLE              x
PFIZER INC                   COM              717081103    13694  546000 SH          SOLE              x
PHILIP MORRIS INTL INC       COM              718172109    13550  162000 SH          SOLE              x
UNILEVER N V                 N Y SHS NEW      904784709    13731  358500 SH          SOLE              x
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    13729  545000 SH          SOLE              x